Vanguard® U.S. Momentum Factor ETF
Schedule of Investments (unaudited)
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (7.7%)
	Newmont Corp. (XNYS)	130,302	16,939
	Freeport-McMoRan Inc.	151,614	10,322
	Anglogold Ashanti plc (XNYS)	34,992	4,471
*	Coeur Mining Inc.	150,106	4,075
	Hecla Mining Co.	147,402	3,672
	Southern Copper Corp.	16,528	3,608
*	SSR Mining Inc. (XTSE)	111,342	3,584
	Carpenter Technology Corp.	8,648	3,443
	Royal Gold Inc.	10,998	3,297
	Albemarle Corp.	17,711	3,164
*	Novagold Resources Inc.	213,475	2,844
*	Uranium Energy Corp.	174,367	2,673
*	Perpetua Resources Corp.	69,802	2,573
*	MP Materials Corp.	43,592	2,566
*	RBC Bearings Inc.	3,622	2,086
*,1	US Antimony Corp.	233,376	2,086
*,1	Critical Metals Corp.	184,287	1,871
*	Perimeter Solutions Inc.	75,161	1,765
*	Idaho Strategic Resources Inc.	39,817	1,715
*,1	NioCorp Developments Ltd.	314,533	1,667
	Commercial Metals Co.	22,734	1,666
*	Cleveland-Cliffs Inc.	155,804	1,661
*	Energy Fuels Inc.	76,625	1,634
*	Contango ORE Inc.	54,270	1,632
	Mueller Industries Inc.	13,643	1,609
*	American Battery Technology Co.	433,936	1,601
	Nucor Corp.	8,949	1,583
	Hexcel Corp.	16,430	1,523
*	Century Aluminum Co.	29,436	1,518
*,1	USA Rare Earth Inc.	78,274	1,479
*	Ivanhoe Electric Inc.	82,532	1,419
*	Compass Minerals International Inc.	51,943	1,309
	Alcoa Corp.	20,414	1,267
*	US Gold Corp.	56,357	1,223
*	Dakota Gold Corp.	155,663	1,083
	Materion Corp.	5,851	954
	Caledonia Mining Corp. plc	29,163	926
	Sensient Technologies Corp.	8,379	851
*	Constellium SE	32,434	807
	Fastenal Co.	17,135	789
	NewMarket Corp.	884	553
	Hawkins Inc.	3,624	540
	Kaiser Aluminum Corp.	4,072	530
	Worthington Steel Inc.	10,902	453
*	Ingevity Corp.	5,716	412
*	NWPX Infrastructure Inc.	3,785	294
	Mativ Holdings Inc.	25,476	276
			108,013
Consumer Discretionary (9.5%)
	General Motors Co.	171,581	13,505
*	Tesla Inc.	15,625	6,289
	Tapestry Inc.	35,142	5,464
	Somnigroup International Inc.	56,117	5,023
*	Five Below Inc.	20,154	4,505
*	Dollar Tree Inc.	27,697	3,503
	BorgWarner Inc. (XNYS)	60,729	3,496
	Garrett Motion Inc.	171,214	3,486
	TKO Group Holdings Inc.	14,677	3,286
	Dollar General Corp.	20,946	3,273

		Shares	Market Value ($000)
	eBay Inc.	33,815	3,072
	Macy's Inc.	151,632	2,999
	Fox Corp. Class A	48,086	2,709
*	Viking Holdings Ltd.	34,715	2,708
	Ralph Lauren Corp.	7,465	2,707
	Dana Inc.	75,412	2,582
*	Wayfair Inc. Class A	31,609	2,413
*	Ulta Beauty Inc.	3,069	2,102
*	Carvana Co.	5,711	1,908
*	Figs Inc. Class A	122,069	1,886
*	IMAX Corp.	41,552	1,780
	Carriage Services Inc.	34,963	1,611
*	Cooper-Standard Holdings Inc.	41,784	1,606
*	Red Cat Holdings Inc.	130,528	1,521
	Southwest Airlines Co.	30,655	1,510
	Walmart Inc.	11,773	1,506
*	RealReal Inc.	121,860	1,494
*	Strattec Security Corp.	16,846	1,482
	Expedia Group Inc.	6,834	1,474
*	National Vision Holdings Inc.	53,727	1,449
	Hasbro Inc.	14,418	1,436
	RB Global Inc. (XTSE)	13,430	1,356
	American Eagle Outfitters Inc.	53,562	1,316
	TJX Cos. Inc.	8,043	1,300
	Wynn Resorts Ltd.	11,609	1,256
*	Sphere Entertainment Co.	10,282	1,224
	Nexstar Media Group Inc.	4,848	1,217
	Travel & Leisure Co.	16,378	1,207
	Las Vegas Sands Corp.	19,269	1,093
	Gold.com Inc.	18,187	1,045
*	Rush Street Interactive Inc.	51,778	1,023
	Fox Corp. Class B	19,731	1,021
	Kohl's Corp.	61,798	1,012
*	American Public Education Inc.	21,246	973
	Super Group SGHC Ltd.	90,673	970
	PriceSmart Inc.	6,148	951
*	Citi Trends Inc.	19,414	920
*	EW Scripps Co. Class A	221,623	920
	Boyd Gaming Corp.	10,688	890
	Designer Brands Inc. Class A	119,540	851
	Build-A-Bear Workshop Inc.	17,466	850
*	GigaCloud Technology Inc. Class A	17,828	790
*	Callaway Golf Co.	54,113	761
*	Uber Technologies Inc.	9,741	735
*	Aptiv plc	9,938	731
*	Lincoln Educational Services Corp.	19,104	692
*	Victoria's Secret & Co.	11,024	691
*	Dauch Corp.	95,343	629
	Perdoceo Education Corp.	18,482	616
*	Zumiez Inc.	23,344	612
*	Netflix Inc.	6,232	600
*	Boot Barn Holdings Inc.	3,090	585
*,1	Webtoon Entertainment Inc.	50,357	566
	Ford Motor Co.	39,890	562
	Estee Lauder Cos. Inc. Class A	5,093	558
*	Lyft Inc. Class A	37,133	514
	Atmus Filtration Technologies Inc.	7,788	503
*	United Airlines Holdings Inc.	4,341	461
	OneSpaWorld Holdings Ltd.	21,370	460
	Carnival Corp.	14,121	445
*	Urban Outfitters Inc.	6,331	419
*	Lands' End Inc.	24,994	402
	Advance Auto Parts Inc.	7,214	384
	Gray Media Inc.	71,723	372
	Monarch Casino & Resort Inc.	3,830	368
*	Sally Beauty Holdings Inc.	22,902	368
*	Ollie's Bargain Outlet Holdings Inc.	3,210	344
	Winmark Corp.	750	342
	Scholastic Corp.	9,749	339
*	USA TODAY Co. Inc.	52,671	313

		Shares	Market Value ($000)
	Standard Motor Products Inc.	7,601	302
*	Coupang Inc.	15,247	291
	Dine Brands Global Inc.	9,122	282
*	Stitch Fix Inc. Class A	83,810	279
*	Daily Journal Corp.	543	277
	Polaris Inc.	4,499	273
*	Bed Bath & Beyond Inc.	48,938	261
			132,307
Consumer Staples (3.4%)
	CVS Health Corp.	134,666	10,760
	Cencora Inc.	27,123	10,093
	Seaboard Corp.	600	3,080
	Fresh Del Monte Produce Inc.	71,520	3,070
	Bunge Global SA	22,806	2,751
*	Herbalife Ltd.	137,284	2,680
*	Monster Beverage Corp.	31,077	2,651
	Casey's General Stores Inc.	3,076	2,109
*	Celsius Holdings Inc.	36,275	1,945
*	Vita Coco Co. Inc.	28,052	1,629
	Turning Point Brands Inc.	10,591	1,451
	Philip Morris International Inc.	7,003	1,308
	Archer-Daniels-Midland Co.	16,539	1,142
*	Guardian Pharmacy Services Inc. Class A	17,098	573
*	Mama's Creations Inc.	31,658	542
*	United Natural Foods Inc.	13,895	531
*	Seneca Foods Corp. Class A	2,834	394
	Nu Skin Enterprises Inc. Class A	45,329	384
	Tootsie Roll Industries Inc.	8,997	380
*	Chefs' Warehouse Inc.	4,199	300
	Andersons Inc.	4,506	294
			48,067
Energy (5.6%)
	SLB Ltd.	150,966	7,751
	Exxon Mobil Corp.	41,281	6,295
	TechnipFMC plc	62,091	4,117
*	Nextpower Inc. Class A	32,579	3,424
	HF Sinclair Corp.	54,563	2,729
	Marathon Petroleum Corp.	11,756	2,330
*	National Energy Services Reunited Corp.	92,531	2,318
	Halliburton Co.	54,818	1,973
	Baker Hughes Co.	28,926	1,888
	Valero Energy Corp.	9,135	1,869
	Peabody Energy Corp.	55,726	1,758
*	T1 Energy Inc.	284,690	1,754
*	Solid Power Inc.	490,800	1,737
*	TETRA Technologies Inc.	200,168	1,733
	Weatherford International plc	15,784	1,665
*	Fluence Energy Inc.	102,401	1,591
*	Forum Energy Technologies Inc.	26,811	1,556
	Solaris Energy Infrastructure Inc.	31,239	1,550
*	First Solar Inc.	7,850	1,548
	DT Midstream Inc.	10,692	1,485
*	Centrus Energy Corp. Class A	7,126	1,444
*	Ramaco Resources Inc. Class A	87,792	1,329
*	ProPetro Holding Corp.	103,685	1,258
*	Green Plains Inc.	89,719	1,232
*	Par Pacific Holdings Inc.	27,135	1,158
	Helmerich & Payne Inc.	32,738	1,153
*	REX American Resources Corp.	32,215	1,146
	Noble Corp. plc	24,369	1,107
*	Flotek Industries Inc.	70,609	1,084
*	Oil States International Inc.	82,324	1,078
*	Borr Drilling Ltd.	167,410	1,026
*	Ameresco Inc. Class A	32,341	985
*	NPK International Inc.	67,683	977
	Delek US Holdings Inc.	23,988	914
*	Nabors Industries Ltd. (XNYS)	11,488	897
*	Innovex International Inc.	33,720	889
*	Transocean Ltd. (XNYS)	135,542	878

		Shares	Market Value ($000)
*	Alpha Metallurgical Resources Inc.	5,369	873
*	Shoals Technologies Group Inc. Class A	146,029	866
	Warrior Met Coal Inc.	10,295	857
*	Expro Group Holdings NV	46,506	831
	Antero Midstream Corp.	34,093	766
	Liberty Energy Inc.	25,090	705
	PBF Energy Inc. Class A	18,004	641
	SandRidge Energy Inc.	35,969	631
*	Gevo Inc.	329,706	600
*	Array Technologies Inc.	73,272	555
*	Calumet Inc.	15,580	420
	Expand Energy Corp.	3,522	380
	APA Corp.	10,055	305
*	American Superconductor Corp.	8,072	263
			78,319
Financials (5.6%)
	Bank of New York Mellon Corp.	95,295	11,350
	Morgan Stanley	30,101	5,012
	Citigroup Inc. (XNYS)	39,206	4,320
	JPMorgan Chase & Co. (XYNS)	10,592	3,181
	Charles Schwab Corp.	29,276	2,787
	FirstCash Holdings Inc.	13,991	2,697
	Globe Life Inc.	17,907	2,601
	HCI Group Inc.	14,024	2,474
	Franklin Resources Inc.	89,484	2,375
	Invesco Ltd.	89,816	2,359
	Goldman Sachs Group Inc. (XYNS)	2,480	2,132
*,1	Better Home & Finance Holding Co.	61,984	2,039
	Esquire Financial Holdings Inc.	18,494	1,867
	Rocket Cos. Inc. Class A	98,187	1,786
	Cboe Global Markets Inc.	5,843	1,751
*	Riot Platforms Inc.	105,812	1,724
	Acadian Asset Management Inc.	29,030	1,564
*	StoneX Group Inc.	11,892	1,516
	Interactive Brokers Group Inc. Class A	21,148	1,506
	OneMain Holdings Inc.	22,574	1,242
*	Heritage Insurance Holdings Inc.	43,692	1,218
*	Enova International Inc.	8,752	1,217
*	Lemonade Inc.	22,780	1,179
	Universal Insurance Holdings Inc.	33,131	1,165
*	Coastal Financial Corp.	14,900	1,105
	Metropolitan Bank Holding Corp.	12,667	1,066
	Nasdaq Inc.	11,349	994
	Evercore Inc. Class A	3,136	968
*	loanDepot Inc. Class A	452,624	937
*	SoFi Technologies Inc.	47,005	835
*	Customers Bancorp Inc.	12,365	834
	PJT Partners Inc. Class A	5,536	818
	Nicolet Bankshares Inc.	5,276	806
	Jackson Financial Inc. Class A	7,310	800
*	Hamilton Insurance Group Ltd. Class B	25,112	793
	XP Inc. Class A	35,976	775
*	LendingClub Corp.	44,693	666
	State Street Corp.	4,604	592
*	SiriusPoint Ltd.	27,033	571
	Banco Latinoamericano de Comercio Exterior SA	10,568	529
*	Dave Inc.	2,708	523
*	Porch Group Inc.	61,834	508
*	Hippo Holdings Inc.	17,575	505
	Northern Trust Corp.	3,514	503
*	Genworth Financial Inc.	55,531	469
	Bank First Corp.	3,298	444
	Lincoln National Corp.	11,525	395
	Wells Fargo & Co.	3,452	281
*	NU Holdings Ltd. Class A	16,813	252
			78,031
Health Care (21.7%)
	Johnson & Johnson	56,193	13,960
	HCA Healthcare Inc.	21,238	11,250

		Shares	Market Value ($000)
	Eli Lilly & Co.	7,069	7,437
*	Roivant Sciences Ltd.	245,123	7,094
*	Ionis Pharmaceuticals Inc.	78,563	6,375
	Merck & Co. Inc.	49,965	6,187
	Cardinal Health Inc.	21,144	4,847
*	Revolution Medicines Inc.	40,724	4,155
*	Elanco Animal Health Inc. (XNYS)	144,706	3,820
*	Bridgebio Pharma Inc.	53,381	3,549
*	Insmed Inc.	21,161	3,160
*	Incyte Corp.	30,530	3,092
	Phibro Animal Health Corp. Class A	56,265	3,072
*	Guardant Health Inc.	32,249	3,028
*	Brookdale Senior Living Inc.	196,324	3,004
*	Rhythm Pharmaceuticals Inc.	32,011	2,968
*	Madrigal Pharmaceuticals Inc.	6,778	2,928
*	Krystal Biotech Inc.	10,590	2,919
*	Halozyme Therapeutics Inc.	41,183	2,863
*	PTC Therapeutics Inc.	40,834	2,784
*	Alnylam Pharmaceuticals Inc.	8,095	2,695
*	Celcuity Inc.	24,024	2,684
*	Amylyx Pharmaceuticals Inc.	173,652	2,634
*	Indivior Pharmaceuticals Inc.	79,307	2,595
*	Palvella Therapeutics Inc.	19,093	2,578
*	Medpace Holdings Inc.	5,687	2,569
*	Alumis Inc.	85,602	2,542
*	Cytokinetics Inc.	40,560	2,524
*	Cogent Biosciences Inc.	63,443	2,465
*	United Therapeutics Corp.	4,865	2,451
*	AnaptysBio Inc.	42,874	2,360
*	Axsome Therapeutics Inc.	14,295	2,343
*	Erasca Inc.	169,875	2,321
*	Biogen Inc.	11,940	2,290
*	Corvus Pharmaceuticals Inc.	122,721	2,241
*	Tenet Healthcare Corp.	9,324	2,232
*,1	SELLAS Life Sciences Group Inc.	445,330	2,195
*	Maze Therapeutics Inc.	48,095	2,193
*	Oruka Therapeutics Inc.	63,443	2,183
*	BioAge Labs Inc.	95,528	2,127
*,1	Zenas Biopharma Inc.	78,726	2,074
*	Stoke Therapeutics Inc.	56,850	2,070
*	Terns Pharmaceuticals Inc.	48,936	2,061
*	Dianthus Therapeutics Inc.	37,338	2,061
*	Mineralys Therapeutics Inc.	68,758	2,012
*	Savara Inc.	334,125	2,011
*	Moderna Inc.	36,922	1,978
	Ensign Group Inc.	9,069	1,942
*	Tyra Biosciences Inc.	57,782	1,925
*	Trevi Therapeutics Inc.	161,395	1,924
*	IDEXX Laboratories Inc.	2,926	1,922
*	IRhythm Holdings Inc.	14,334	1,917
*	Praxis Precision Medicines Inc.	5,649	1,902
*	BrightSpring Health Services Inc.	45,590	1,889
*	Olema Pharmaceuticals Inc.	77,209	1,868
*,1	Bright Minds Biosciences Inc.	22,135	1,855
*	Ironwood Pharmaceuticals Inc.	540,961	1,850
*	Tactile Systems Technology Inc.	63,112	1,849
*	Inhibrx Biosciences Inc.	24,905	1,846
*	Kymera Therapeutics Inc.	20,153	1,841
*	Relay Therapeutics Inc.	176,414	1,810
*	Kodiak Sciences Inc.	67,470	1,808
*	Adaptive Biotechnologies Corp.	112,272	1,799
*	Arrowhead Pharmaceuticals Inc.	28,438	1,799
*	UroGen Pharma Ltd.	81,200	1,762
*	EyePoint Inc.	99,557	1,748
*	Jazz Pharmaceuticals plc	9,196	1,747
*,1	Tango Therapeutics Inc.	156,657	1,745
*	Mirum Pharmaceuticals Inc.	18,494	1,707
*	MBX Biosciences Inc.	51,855	1,688
*	Theravance Biopharma Inc.	88,640	1,618
*	Rapport Therapeutics Inc.	54,937	1,595

		Shares	Market Value ($000)
*	Lexeo Therapeutics Inc.	219,842	1,578
*	Natera Inc.	7,527	1,566
*	PACS Group Inc.	42,596	1,555
*	Aurinia Pharmaceuticals Inc.	108,203	1,533
*	CG oncology Inc.	26,062	1,532
*	Apogee Therapeutics Inc.	21,709	1,520
*	Compass Therapeutics Inc.	267,970	1,514
*	Esperion Therapeutics Inc.	451,683	1,513
*	Precigen Inc.	398,640	1,511
*	Immunome Inc.	69,030	1,509
*	Arcutis Biotherapeutics Inc.	55,045	1,485
*	Monte Rosa Therapeutics Inc.	83,484	1,482
*	Upstream Bio Inc.	191,966	1,474
*	Castle Biosciences Inc.	49,637	1,468
*	Illumina Inc.	10,828	1,456
*,1	Omeros Corp.	120,638	1,454
*	Rigel Pharmaceuticals Inc.	41,471	1,441
*	Xeris Biopharma Holdings Inc.	234,777	1,437
*	Axogen Inc.	44,074	1,398
*	Annexon Inc.	248,822	1,393
*	Taysha Gene Therapies Inc.	305,819	1,385
*	Sionna Therapeutics Inc.	37,762	1,380
*	ImmunityBio Inc.	136,198	1,332
*,1	ADC Therapeutics SA	316,579	1,298
*	Nuvation Bio Inc.	217,915	1,288
*	Phathom Pharmaceuticals Inc.	102,470	1,287
	Viatris Inc.	83,476	1,246
*	Vanda Pharmaceuticals Inc.	135,140	1,204
*	Liquidia Corp.	38,659	1,199
*	Personalis Inc.	131,369	1,190
*	Fulcrum Therapeutics Inc.	140,929	1,181
*	10X Genomics Inc. Class A	50,727	1,169
*	GRAIL Inc.	21,925	1,167
*	4D Molecular Therapeutics Inc.	118,315	1,143
*	Septerna Inc.	38,837	1,127
*	Oncology Institute Inc.	389,352	1,125
*	Travere Therapeutics Inc.	37,003	1,102
*,1	Monopar Therapeutics Inc.	19,754	1,083
*	Enanta Pharmaceuticals Inc.	74,987	1,072
*	Definium Therapeutics Inc.	60,248	1,051
*	Zymeworks Inc.	44,631	1,039
*,1	Nutex Health Inc.	9,355	1,033
*	Vera Therapeutics Inc.	25,249	1,030
*	Sotera Health Co.	63,210	1,027
*	Insulet Corp.	4,131	1,019
*	Artivion Inc.	24,727	952
*	Syndax Pharmaceuticals Inc.	43,462	944
*	Ardelyx Inc.	142,107	931
*	Capricor Therapeutics Inc.	33,263	929
*	Protagonist Therapeutics Inc.	9,624	886
*	Fortrea Holdings Inc.	82,474	884
*	Aveanna Healthcare Holdings Inc.	117,116	862
*	Pacific Biosciences of California Inc.	510,944	858
*	KalVista Pharmaceuticals Inc.	52,647	857
*	Sana Biotechnology Inc.	194,833	820
*	Pediatrix Medical Group Inc.	40,101	796
*	Disc Medicine Inc.	11,887	792
*	Ligand Pharmaceuticals Inc.	3,825	759
*	Protara Therapeutics Inc.	118,263	752
*	Alphatec Holdings Inc.	55,023	749
*	Immunovant Inc.	26,888	746
	Labcorp Holdings Inc.	2,560	740
*	Dyne Therapeutics Inc.	47,034	735
*	Viridian Therapeutics Inc.	23,597	693
*	Healthcare Services Group Inc.	31,636	689
	Encompass Health Corp.	6,289	678
*	Arcus Biosciences Inc.	33,245	677
*	ACADIA Pharmaceuticals Inc.	27,390	673
*	Supernus Pharmaceuticals Inc.	12,231	669
*	Collegium Pharmaceutical Inc.	15,488	645

		Shares	Market Value ($000)
*	Emergent BioSolutions Inc.	79,077	645
*	Ideaya Biosciences Inc.	19,694	634
	ResMed Inc.	2,429	622
*	Aquestive Therapeutics Inc.	149,274	597
*	NeoGenomics Inc.	60,536	595
*	Butterfly Network Inc.	155,828	591
*	Solid Biosciences Inc.	94,927	590
*	Amneal Pharmaceuticals Inc.	41,192	569
*	Verastem Inc.	99,303	568
	iRadimed Corp.	5,380	557
*	WaVe Life Sciences Ltd.	39,810	555
*	Fulgent Genetics Inc.	35,849	550
*	Alignment Healthcare Inc.	26,224	504
*	Charles River Laboratories International Inc.	2,663	475
*	Tarsus Pharmaceuticals Inc.	6,183	467
*	Bicara Therapeutics Inc.	25,842	434
*	ANI Pharmaceuticals Inc.	5,739	424
*	Organogenesis Holdings Inc.	131,167	421
*	Keros Therapeutics Inc.	29,364	417
	National HealthCare Corp.	2,544	416
*	Day One Biopharmaceuticals Inc.	38,921	413
*	Harrow Inc.	6,244	338
*	Talkspace Inc.	68,629	331
*	ORIC Pharmaceuticals Inc.	24,083	324
*	Absci Corp.	117,039	321
*	Cullinan Therapeutics Inc.	20,629	320
	Quest Diagnostics Inc.	1,458	309
*	TransMedics Group Inc.	2,124	309
*	MeiraGTx Holdings plc	40,419	306
*	Arbutus Biopharma Corp.	65,655	306
*	Rezolute Inc.	94,211	302
*	Greenwich Lifesciences Inc.	10,740	298
*	REGENXBIO Inc.	32,817	297
*	AngioDynamics Inc.	25,799	295
	Jade Biosciences Inc.	19,387	288
*	Aclaris Therapeutics Inc.	99,933	287
*	GeneDx Holdings Corp.	3,548	283
*	Pacira BioSciences Inc.	12,838	281
	Universal Health Services Inc. Class B	1,304	269
*	OptimizeRx Corp.	34,862	264
*	Ocular Therapeutix Inc.	29,466	263
*	Replimune Group Inc.	34,138	261
			302,345
Industrials (23.3%)
	GE Vernova Inc.	17,574	15,353
	Howmet Aerospace Inc.	50,617	13,288
	General Electric Co.	34,186	11,701
	Caterpillar Inc. (XNYS)	14,748	10,955
	Northrop Grumman Corp.	12,276	8,892
	RTX Corp.	43,845	8,884
	Lockheed Martin Corp.	13,131	8,641
	Cummins Inc.	13,834	8,077
	Quanta Services Inc.	13,028	7,336
	CH Robinson Worldwide Inc.	36,788	6,815
	Installed Building Products Inc.	20,535	6,731
	General Dynamics Corp.	18,064	6,450
	Comfort Systems USA Inc.	4,451	6,362
	FedEx Corp.	12,820	4,961
*	Sterling Infrastructure Inc.	10,428	4,465
*	Dycom Industries Inc.	10,422	4,377
	Parker-Hannifin Corp.	4,197	4,236
*	Bloom Energy Corp. Class A	26,339	4,100
	Oshkosh Corp.	23,276	3,957
	Armstrong World Industries Inc.	19,223	3,335
	Johnson Controls International plc	23,085	3,331
	Curtiss-Wright Corp.	4,710	3,299
	Huntington Ingalls Industries Inc.	7,316	3,252
*	MasTec Inc.	10,842	3,231
	FTAI Aviation Ltd.	10,527	3,219

		Shares	Market Value ($000)
	Woodward Inc.	7,970	3,082
	Synchrony Financial	43,926	3,036
*	Modine Manufacturing Co.	13,338	3,031
	Capital One Financial Corp.	15,349	3,003
	3M Co.	18,119	2,995
*	Rocket Lab Corp.	43,121	2,980
	BWX Technologies Inc.	14,234	2,932
*	Kratos Defense & Security Solutions Inc.	32,835	2,830
*	API Group Corp.	62,019	2,757
[1]	GPGI Inc. Class A	121,157	2,720
*	ATI Inc.	16,406	2,684
*	Teledyne Technologies Inc.	3,668	2,498
	Argan Inc.	5,422	2,447
	HEICO Corp.	7,593	2,426
	Primoris Services Corp.	15,823	2,385
*	IES Holdings Inc.	4,635	2,296
	Watts Water Technologies Inc. Class A	6,850	2,252
*	AeroVironment Inc.	8,630	2,177
*	Planet Labs PBC	90,075	2,174
*	Vicor Corp.	10,590	2,133
	MKS Inc.	8,716	2,131
	International Seaways Inc.	28,077	2,121
	Granite Construction Inc.	15,340	2,063
	ESCO Technologies Inc.	7,418	2,057
*	Astronics Corp.	24,507	1,976
	Teekay Tankers Ltd. Class A	24,727	1,935
	Ryder System Inc.	8,417	1,865
	Nordic American Tankers Ltd.	316,530	1,814
	Valmont Industries Inc.	3,832	1,762
*	Resolute Holdings Management Inc.	10,310	1,738
*	CECO Environmental Corp.	27,948	1,689
	Advanced Drainage Systems Inc.	9,829	1,684
	Bel Fuse Inc. Class B	7,202	1,654
	Crane Co.	8,247	1,654
	Arcosa Inc.	15,083	1,621
	Zurn Elkay Water Solutions Corp.	30,765	1,568
*	Huron Consulting Group Inc.	10,917	1,544
*	Frequency Electronics Inc.	30,554	1,534
	Allient Inc.	23,262	1,532
*	SPX Technologies Inc.	6,723	1,526
	JBT Marel Corp.	9,570	1,474
*	Mercury Systems Inc.	16,369	1,457
	Rockwell Automation Inc.	3,535	1,440
	Brink's Co.	12,269	1,433
*	Mirion Technologies Inc.	66,301	1,433
*,1	Richtech Robotics Inc. Class B	555,560	1,383
	Myers Industries Inc.	61,518	1,376
*	Amprius Technologies Inc.	127,685	1,370
	Federal Signal Corp.	11,718	1,364
	HEICO Corp. Class A	5,630	1,352
	WESCO International Inc.	4,644	1,344
*	Cimpress plc	18,256	1,334
	AZZ Inc.	9,467	1,287
	Nordson Corp.	4,384	1,286
	Tutor Perini Corp.	16,824	1,268
	DuPont de Nemours Inc.	24,995	1,251
	AGCO Corp.	9,091	1,241
*	DXP Enterprises Inc.	8,843	1,224
	Ferguson Enterprises Inc.	4,695	1,224
	Expeditors International of Washington Inc.	8,278	1,201
	Teekay Corp. Ltd.	92,426	1,197
*	Graham Corp.	14,669	1,191
*	Ducommun Inc.	9,529	1,178
	Moog Inc. Class A	3,351	1,131
	nVent Electric plc	9,511	1,126
*	Willdan Group Inc.	12,297	1,096
	Patrick Industries Inc.	8,578	1,062
	Donaldson Co. Inc.	11,263	1,045
*	Construction Partners Inc. Class A	7,622	1,024
*	QXO Inc.	41,407	992

		Shares	Market Value ($000)
	EnerSys	5,922	984
	Pitney Bowes Inc.	90,823	975
	Astec Industries Inc.	15,667	973
*	TopBuild Corp.	2,155	966
*	Eos Energy Enterprises Inc.	167,607	955
*	Resideo Technologies Inc.	24,616	953
	Scorpio Tankers Inc.	11,649	921
	National Presto Industries Inc.	6,943	916
	Costamare Inc.	51,684	908
*	Everus Construction Group Inc.	7,449	900
	CRH plc	7,333	880
*	Lightbridge Corp.	67,446	872
*	Karman Holdings Inc.	9,575	844
	Dorian LPG Ltd.	22,016	814
*	AAR Corp.	6,860	804
	VSE Corp.	3,429	779
	Kennametal Inc.	19,198	773
*	CryoPort Inc.	87,736	739
	Preformed Line Products Co.	2,833	719
	Enpro Inc.	2,663	689
*	Power Solutions International Inc.	8,229	687
*	Centuri Holdings Inc.	21,685	672
	Helios Technologies Inc.	9,073	647
*	IBEX Holdings Ltd.	21,917	633
	TriMas Corp.	15,980	625
	Maximus Inc.	8,042	608
*	Custom Truck One Source Inc.	83,111	595
	Douglas Dynamics Inc.	11,609	533
	Deluxe Corp.	19,139	531
	Genco Shipping & Trading Ltd.	21,999	529
*	StoneCo. Ltd. Class A	27,960	470
*	Gates Industrial Corp. plc	16,062	443
*	BlackSky Technology Inc.	23,182	437
	Ardagh Metal Packaging SA	87,910	426
	Ardmore Shipping Corp.	25,955	425
*	Evolv Technologies Holdings Inc.	78,780	418
	Powell Industries Inc.	779	408
*	Vishay Precision Group Inc.	8,599	396
*	Bowman Consulting Group Ltd.	11,421	383
	Brunswick Corp.	4,780	381
*	Proto Labs Inc.	5,993	372
	DHT Holdings Inc.	18,857	368
*	Strata Critical Medical Inc.	84,210	360
	Gorman-Rupp Co.	5,565	357
*	OSI Systems Inc.	1,252	357
*	Montrose Environmental Group Inc.	11,973	350
	Pentair plc	3,383	336
*	Blue Bird Corp.	5,736	334
*	Intuitive Machines Inc.	19,384	319
*	Amentum Holdings Inc.	10,255	306
	Park Aerospace Corp.	11,078	293
*	MYR Group Inc.	1,062	287
*	Orion Group Holdings Inc.	20,776	285
	Safe Bulkers Inc.	43,513	285
*	Trimble Inc.	4,170	279
	EMCOR Group Inc.	381	276
	Napco Security Technologies Inc.	5,927	276
*,1	Palladyne AI Corp.	38,611	271
	Flowserve Corp.	3,042	269
	Insteel Industries Inc.	135	5
			324,934
Real Estate (0.1%)
*	CBRE Group Inc. Class A	10,109	1,493
*	Compass Inc. Class A	29,435	287
			1,780
Technology (19.0%)
	Lam Research Corp.	68,205	15,952
	KLA Corp.	9,417	14,357
	Micron Technology Inc.	33,836	13,953

		Shares	Market Value ($000)
	Amphenol Corp. Class A	93,377	13,639
	Alphabet Inc. Class A	42,014	13,098
*	Advanced Micro Devices Inc.	65,014	13,016
*	Intel Corp.	281,838	12,855
	Vertiv Holdings Co. Class A	49,397	12,591
	Corning Inc.	83,514	12,559
	Applied Materials Inc.	33,652	12,529
*	AppLovin Corp. Class A	26,465	11,506
	Alphabet Inc. Class C	34,204	10,652
	Broadcom Inc.	29,672	9,482
	Advanced Energy Industries Inc.	12,354	4,146
	Analog Devices Inc.	10,823	3,851
*	TTM Technologies Inc.	35,576	3,708
*	Sanmina Corp.	23,406	3,634
*	SiTime Corp.	8,858	3,524
	Western Digital Corp.	12,478	3,490
*	Fabrinet	6,283	3,428
*	Sandisk Corp.	5,241	3,330
	Teradyne Inc.	9,913	3,172
*	Rigetti Computing Inc.	179,186	3,121
*	MACOM Technology Solutions Holdings Inc.	12,462	3,092
*	Rambus Inc.	30,111	3,001
*	nLight Inc.	52,312	2,939
*	D-Wave Quantum Inc.	147,240	2,765
*	Credo Technology Group Holding Ltd.	24,221	2,719
*	Coherent Corp.	10,423	2,699
*	Lattice Semiconductor Corp.	28,030	2,680
	Jabil Inc.	8,689	2,302
*	Astera Labs Inc.	19,145	2,275
*	Flex Ltd.	35,314	2,225
*	ACM Research Inc. Class A	39,693	2,210
*	Aehr Test Systems	49,736	1,862
*	Applied Digital Corp.	68,289	1,862
*	Semtech Corp.	19,781	1,785
	Monolithic Power Systems Inc.	1,491	1,704
*	Cloudflare Inc. Class A	9,679	1,667
*	Xometry Inc. Class A	38,446	1,577
*	Cipher Digital Inc.	100,528	1,568
*	Hut 8 Corp.	29,172	1,553
*	Terawulf Inc.	92,684	1,503
*	MongoDB Inc.	4,147	1,362
*	Kopin Corp.	554,293	1,225
*	Navitas Semiconductor Corp.	133,167	1,199
	SS&C Technologies Holdings Inc.	14,015	1,055
*,1	Aeluma Inc.	64,690	1,001
*	Arteris Inc.	58,242	990
*	FormFactor Inc.	9,359	925
*	CACI International Inc. Class A	1,357	828
	Kulicke & Soffa Industries Inc.	11,783	822
*	Photronics Inc.	21,921	821
*	DigitalOcean Holdings Inc.	13,769	772
	Clear Secure Inc. Class A	15,147	737
*	Telos Corp.	165,476	665
	Amkor Technology Inc.	12,483	597
*	NetScout Systems Inc.	19,971	583
*	Kimball Electronics Inc.	22,505	562
*	Diebold Nixdorf Inc.	6,283	503
*	Daktronics Inc.	18,299	472
*	Axcelis Technologies Inc.	5,323	440
*	Digital Turbine Inc.	107,640	437
	A10 Networks Inc.	20,155	388
*	IonQ Inc.	10,061	386
*	PDF Solutions Inc.	11,411	385
*	Innodata Inc.	8,044	355
*	Core Scientific Inc.	19,953	339
	VeriSign Inc.	1,306	298
*	Cerence Inc.	36,354	288
*	Red Violet Inc.	6,572	285
*	indie Semiconductor Inc. Class A	77,757	285
*	Ouster Inc.	15,025	285

		Shares	Market Value ($000)
*	Onto Innovation Inc.	1,243	268
*	Ultra Clean Holdings Inc.	4,159	252
			265,391
Telecommunications (3.7%)
	Millicom International Cellular SA	97,785	7,127
*	Arista Networks Inc.	44,301	5,914
*	Lumentum Holdings Inc.	7,211	5,054
*	Ciena Corp.	11,568	4,034
	Ubiquiti Inc.	4,567	3,503
*	EchoStar Corp. Class A	29,745	3,436
	InterDigital Inc.	7,919	2,903
*	AST SpaceMobile Inc.	32,551	2,578
*	Lumen Technologies Inc.	348,116	2,475
*	Applied Optoelectronics Inc.	28,706	2,418
	AT&T Inc.	70,897	1,986
*	Viasat Inc.	42,025	1,924
*	Viavi Solutions Inc.	63,436	1,885
*	Vistance Networks Inc.	103,211	1,813
*	Globalstar Inc.	20,085	1,251
*	Roku Inc.	10,992	1,082
	Cisco Systems Inc.	6,234	495
*	Digi International Inc.	7,262	354
*	Liberty Latin America Ltd. Class C	40,694	323
*	NETGEAR Inc.	15,469	319
			50,874
Utilities (0.2%)
*	Enviri Corp.	117,418	2,223
*	Sunrun Inc.	65,675	870
			3,093
Total Common Stocks (Cost $1,092,000)			1,393,154
Temporary Cash Investments (1.8%)
Money Market Fund (1.8%)
[2,3]	Vanguard Market Liquidity Fund, 3.693% (Cost $25,429)	254,317	25,429
Total Investments (101.6%) (Cost $1,117,429)			1,418,583
Other Assets and Liabilities—Net (-1.6%)			(22,465)
Net Assets (100%)			1,396,118
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $17,780.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $19,868 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2026	3	1,033	(3)
Micro E-mini S&P 500 Index	March 2026	29	999	(2)
				(5)
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2026, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.